Acquisition of Lima One Holdings, LLC (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Purchase Price Allocations
The purchase price allocations are summarized in the table below:

Purchase Price Allocation
(In Thousands)
Acquisition Date	July 1, 2021

Purchase Price:
Cash	$57,255
Equity method investment at fair value	44,465
Total consideration	$101,720

Allocated to:

Business purpose residential loans, at fair value	$170,220
Cash and cash equivalents	16,531
Restricted cash	91,394
Other assets	37,107
Goodwill	61,076
Intangible assets	28,000
Total assets acquired	$404,328

Short term debt, net	$(170,908)
Accrued expenses and other liabilities	(84,324)
Total liabilities assumed	$(255,232)
Preferred equity repaid at closing	(47,376)
Total net assets acquired	$101,720

Finite-lived Intangible Assets Amortization Expense
The amortization period for each of the finite lived intangible assets and the activity for the year ended December 31, 2021 is summarized in the table below:

(Dollars in Thousands)	Acquisition Date July 1, 2021	Amortization Period Ended December 31, 2021	Carrying Value at December 31, 2021	Amortization Period (Years) (1)
Trademarks / Trade Names	$4,000	$(200)	$3,800	10
Customer Relationships	16,000	(4,000)	12,000	4
Internally Developed Software	4,000	(400)	3,600	5
Non-Compete Agreements	4,000	(2,000)	2,000	1
Total Identified Intangibles	$28,000	$(6,600)	$21,400
(1)Amortization is calculated on a straight-line basis over the amortization period, except for Customer Relationships, where amortization is calculated based on expected levels of customer attrition.